Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 186,135	$ 100,716	$ 51,934
Vessels' operating expenses	(68,391)	(60,260)	(47,443)
Depreciation	(25,881)	(14,966)	(3,466)
Goodwill impairment	0	0	(7,002)
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	9,623	4,125	(106,343)
General and administrative expenses	(28,314)	(30,972)	(39,708)
Gain/(loss) on interest rate swaps	0	0	403
Gain on debt restructuring	0	0	10,477
Income taxes	(6)	(152)	(38)
Net income/(loss)	21,780	(42,544)	(198,686)
Interest and finance cost	(21,779)	(14,707)	(8,857)
Interest income	2,833	1,365	81
Change in fair value of derivatives (gain)/loss	0	0	(2,193)
Total assets	1,011,305	934,925	193,730
Drybulk Segment
Revenues	94,369	65,723	30,777
Vessels' operating expenses	(44,550)	(40,026)	(32,512)
Depreciation	(12,091)	(7,326)	0
Goodwill impairment	0	0	0
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	26,940	4,425	(35,470)
General and administrative expenses	(15,896)	(19,095)	(29,822)
Gain/(loss) on interest rate swaps	0	0	(917)
Gain on debt restructuring	0	0	10,477
Income taxes	0	(56)	0
Net income/(loss)	33,389	(23,676)	(69,966)
Interest and finance cost	(9,607)	(13,476)	(8,706)
Interest income	2,501	1,310	66
Change in fair value of derivatives (gain)/loss	0	0	(1,957)
Total assets	663,235	348,657	162,532
Offshore Support Segment
Revenues	0	3,819	21,157
Vessels' operating expenses	(836)	(5,659)	(14,924)
Depreciation	(852)	(950)	(3,466)
Goodwill impairment	0	0	(7,002)
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	(9,465)	(300)	(70,873)
General and administrative expenses	(5,105)	(7,677)	(9,849)
Gain/(loss) on interest rate swaps	0	0	0
Gain on debt restructuring	0	0	0
Income taxes	(6)	(20)	(38)
Net income/(loss)	(16,991)	(13,322)	(86,553)
Interest and finance cost	(2)	(24)	(93)
Interest income	3	25	13
Change in fair value of derivatives (gain)/loss	0	0	0
Total assets	17,771	26,871	31,191
Tanker Segment
Revenues	57,004	20,858	0
Vessels' operating expenses	(12,698)	(8,830)	(7)
Depreciation	(8,772)	(4,652)	0
Goodwill impairment	0	0	0
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	(291)	0	0
General and administrative expenses	(3,838)	(2,384)	(37)
Gain/(loss) on interest rate swaps	0	0	514
Gain on debt restructuring	0	0	0
Income taxes	0	0	0
Net income/(loss)	4,577	(4,492)	(713)
Interest and finance cost	(4,857)	(4)	(58)
Interest income	63	0	2
Change in fair value of derivatives (gain)/loss	0	0	(236)
Total assets	296,256	202,543	$ 7
Gas Carrier Segment
Revenues	34,762	10,316
Vessels' operating expenses	(10,307)	(5,745)
Depreciation	(4,166)	(2,038)
Goodwill impairment	0	0
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	(7,561)	0
General and administrative expenses	(3,475)	(1,816)
Gain/(loss) on interest rate swaps	0	0
Gain on debt restructuring	0	0
Income taxes	0	(76)
Net income/(loss)	805	(1,054)
Interest and finance cost	(7,313)	(1,203)
Interest income	266	30
Change in fair value of derivatives (gain)/loss	0	0
Total assets	43	322,854
Other
Total assets	$ 34,000	$ 34,000